ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Voyage expenses	$ 14,427	$ 18,197
Ship operating expenses	17,997	16,106
Administrative expenses	4,009	3,682
Tax expenses	518	381
Interest expenses	9,090	5,022
Total accrued expenses	$ 46,041	$ 43,388